Digital Assets - Pathfinder - Annual (Details)	Oct. 19, 2025 USD ($) xrp $ / shares shares	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 29, 2025 USD ($)	May 22, 2025 $ / shares
Crypto Asset, Holding [Line Items]
Price per unit (in dollars per share) | $ / shares						$ 0.40
Digital assets				$ 0
Pathfinder
Crypto Asset, Holding [Line Items]
Maximum ownership threshold for conversion	9.90%
Historical carrying value	$ 0
Pathfinder | Initial Subscribed Units
Crypto Asset, Holding [Line Items]
Number of units issued (in shares) | shares	30,000,000
Price per unit (in dollars per share) | $ / shares	$ 10.00
XRP
Crypto Asset, Holding [Line Items]
Digital assets		$ 348,778,304	$ 612,924,401	$ 0	$ 0
XRP | Pathfinder
Crypto Asset, Holding [Line Items]
Number of units contributed | xrp	126,791,458
XRP Adjustment Units Feature | Pathfinder
Crypto Asset, Holding [Line Items]
Digital assets		$ 0	$ 0